Other Financial Assets - Summary of Other Financial Assets by Component (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Current assets	¥ 3,982,445	¥ 6,935,759
Non-current assets	11,135,799	9,882,841
Other financial assets	15,118,244	16,818,600
Financial assets measured at amortized cost [Member] | Time deposits [Member]
Statement [Line Items]
Other financial assets	988,027	2,264,841
Financial assets measured at amortized cost [Member] | Other [Member]
Statement [Line Items]
Other financial assets	752,598	837,954
Financial assets measured at fair value through profit or loss [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	267,623	231,713
Financial assets measured at fair value through profit or loss [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	884,667	46,215
Financial assets measured at fair value through profit or loss [Member] | Investment trusts [Member]
Statement [Line Items]
Other financial assets	648,189	618,228
Financial assets measured at fair value through profit or loss [Member] | Derivatives [Member]
Statement [Line Items]
Other financial assets	479,447	483,378
Financial assets measured at fair value through other comprehensive income [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Other financial assets	7,533,460	9,078,437
Financial assets measured at fair value through other comprehensive income [Member] | Stocks [Member]
Statement [Line Items]
Other financial assets	3,554,379	3,246,885
Financial assets measured at fair value through other comprehensive income [Member] | Other [Member]
Statement [Line Items]
Other financial assets	¥ 9,855	¥ 10,947